Supplementary Cash Flow Information - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 9,790,610	$ 10,612,745	$ 10,751,409
Effects on initial application of IFRS 16	884,275
Adjusted balance at January 1, 2019	10,674,885
Changes in cash flow from financing activities	(804,608)	(859,382)	(155,379)
Adjustment to right-of-use assets	(148,512)
Reclassification to payable on equipment from lease liabilities	(9,000)
Amortization Loan Fees	8,577	37,247	16,715
Amortization Of Interest Expense	14,349
Ending balance	9,735,691	9,790,610	10,612,745
Long-term bank loans (include the current portion) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,789,518	9,642,021	10,750,005
Adjusted balance at January 1, 2019	9,789,518
Changes in cash flow from financing activities	(756,450)	110,250	(1,124,699)
Amortization Loan Fees	8,577	37,247	16,715
Ending balance	9,041,645	9,789,518	9,642,021
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		969,353
Changes in cash flow from financing activities		(969,353)	969,353
Ending balance			969,353
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,092	1,371	1,404
Adjusted balance at January 1, 2019	1,092
Changes in cash flow from financing activities	3	(279)	(33)
Ending balance	1,095	$ 1,092	$ 1,371
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Effects on initial application of IFRS 16	884,275
Adjusted balance at January 1, 2019	884,275
Changes in cash flow from financing activities	(48,161)
Adjustment to right-of-use assets	(148,512)
Reclassification to payable on equipment from lease liabilities	(9,000)
Amortization Of Interest Expense	14,349
Ending balance	$ 692,951